CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [Abstract]
Revenue from royalty interests	$ 2,413,428	$ 2,969,757
Depletion on royalty interests	(1,807,592)	(2,347,535)
Gross profit	605,836	622,222
General and administrative expenses	(3,885,660)	(4,243,275)
Share-based payments	(2,880,570)	(5,324,268)
Royalty interest impairment	(3,660,365)	0
Loss from operations	(9,820,759)	(8,945,321)
Share of net income (loss) of Silverback	(588,830)	155,453
Mark-to-market gain (loss) on derivative royalty asset	532,373	(235,223)
Interest expense	(1,287,499)	(818,371)
Finance charges	(137,943)	(181,970)
Gain on extension of loan payable	346,251	(0)
Fair value adjustment on marketable securities	(17,083)	(9,305)
Foreign exchange gain (loss)	34,781	(442,203)
Other income (expenses)	52,229	(14,528)
Loss before income taxes	(10,886,480)	(10,491,468)
Current income tax expense	(52,999)	(46,706)
Deferred income tax recovery	11,145	111,817
Net loss and comprehensive loss	$ (10,928,334)	$ (10,426,357)
Earnings (loss) per share - basic	$ (0.24)	$ (0.24)
Earnings (loss) per share - diluted	$ (0.24)	$ (0.24)
Weighted average number of shares outstanding - basic	44,798,615	42,570,625
Weighted average number of shares outstanding - diluted	44,798,615	42,570,625